OTHER LIABILITIES	3 Months Ended
Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of March 31, 2022 and December 31, 2021 is as follows:

	March 31, 2022	December 31, 2021
	(in millions)
Warranty and campaign programs	$501	$526
Marketing and sales incentive programs	1,252	1,325
Tax payables	632	671
Accrued expenses and deferred income	511	559
Accrued employee benefits	431	544
Lease liabilities	192	196
Legal reserves and other provisions	219	187
Contract reserve	10	12
Contract liabilities	22	20
Restructuring reserve	27	29
Other	792	692
Total	$4,589	$4,761
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three months ended March 31, 2022 and 2021 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended March 31,
	2022	2021
	(in millions)
Balance at beginning of period	$526	$507
Current year additions	68	83
Claims paid	(95)	(84)
Currency translation adjustment and other	2	(7)
Balance at end of period	$501	$499
Restructuring Expense
The Company incurred restructuring expenses of $2 million and $1 million during the three months ended March 31, 2022 and 2021, respectively.